IntraNav Acquisition - Schedule of Business Acquisitions, Acquisition Related Costs (Details) - IntraNav	12 Months Ended
Dec. 31, 2022 USD ($)
Business Acquisition [Line Items]
Accounting fees	$ 10,000
Legal fees	199,000
Total acquisition costs	$ 209,036